INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of Inventories

	Note	December 31, 2025 $	December 31, 2024 $
Ore stockpiles		109,035	104,998
Materials and supplies		46,032	55,864
Leach pad and gold-in-circuit		31,550	26,673
Doré bars		2,396	547
Concentrate stockpiles		426	299
Total inventories		189,439	188,381
Less: non-current portion	9	(66,754)	(53,885)
Current inventories		122,685	134,496